Operating segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating segments	Operating segments
a.Basis for segmentation
The Group manages its businesses by divisions, which are organized by a mixture of both business lines (products and services) and geographical locations. The Group has identified the following two reportable segments in a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker (the “CODM”) for the purposes of resource allocation and performance assessment.
The Group’s operating and reportable segments are as follows:
1.Prevention being the design and sale of genetics testing (including update services) and stool-based DNA tests for early colorectal cancer screening.
2.Diagnostic being the sale of precision oncology testing services.
b.Information about reportable segment
Information related to each reportable segment is set out below. Performance is measured based on gross profit, as included in the internal management reports that are reviewed by the CODM. The CODM does not evaluate operating segments using asset information.

	Prevention	Diagnostics	Unallocated	Total from continuing operations	Prevention and diagnostics (discontinued) (note 7)	Total
	(Restated)	(Restated)	(Restated)		(Restated)
2023
Revenue	$6,155,140	$15,587,535	$—	$21,742,675	$13,461,964	$35,204,639
Gross profit	3,115,480	7,656,524	(1,942,117)	8,829,887	6,105,445	14,935,332
2022
Revenue	13,163,841	—	—	13,163,841	262,597,457	275,761,298
Gross profit	4,391,992	—	(773,697)	3,618,295	127,936,591	131,554,886
2021
Revenue	12,532,744	—	—	12,532,744	263,320,009	275,852,753
Gross profit	4,392,094	—	(789,497)	3,602,597	102,528,614	106,131,211
c.Geographic information
The following table presents a summary of revenue by region based on the location of domiciliation and the amounts of non-current assets based on the location of the asset. The Group geographically categorizes a sale based on the region in which the entity is domiciled in.
(i)Revenue

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Hong Kong	$8,963,411	$13,163,841	$12,532,744
United Kingdom	2,269,534	—	—
Taiwan	9,325,494	—	—
Rest of the world	1,184,236	—	—
	$21,742,675	$13,163,841	$12,532,744
Discontinued operation
Hong Kong	$12,915,851	$197,770,303	$112,393,676
United Kingdom	546,113	64,827,154	150,926,333
	$13,461,964	$262,597,457	$263,320,009
(ii)Non-current assets

	2023	2022
Hong Kong	$147,559,245	$67,151,416
United Kingdom	212,894	1,816,121
Taiwan	2,385,846	—
Rest of the world	953,384	321,456
Total non-current assets	$151,111,369	$69,288,993
Non-current assets exclude financial assets at fair value through profit or loss and deferred tax assets.
d.Major customers
No single customer from continuing operations contributed 10% or more to the Group's revenue from continuing operations in 2023, 2022 and 2021.